Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Retirement Funds, Inc.
Prospectus Date	rr_ProspectusDate	Sep. 29, 2015
Document Creation Date	dei_DocumentCreationDate	Jan. 15, 2016